SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Schedule of Composition of Ordinary Shares
The share capital composed of ordinary shares of NIS 0.0000769 par value, as follows:
	Number of ordinary shares
	December 31
	2020	2019
Authorized	140,010,000	140,010,000
Issued	21,057,922	17,864,684

Schedule of Weighted Average Assumptions
The fair value of each option granted is estimated at the date of grant using the Black-Scholes option-pricing model, with the following weighted average assumptions:

	2020	2019	2018
Exercise price	$1.06-$2.14	$3.12	$6.31
Dividend yield	-	-	-
Expected volatility	66.35%-71%	71%	68%
Risk-free interest rate	0.16%-0.58%	1.86%	2.23%
Expected life - in years	2.75-6.1	9.37	4.07

Schedule of Changes in Number of Options and Weighted Average Exercise Prices
maturity of unlinked treasury bonds with a time to maturity that equals the average life of the options.

Changes in the number of options and weighted average exercise prices are as follows:

	Year ended December 31,
	2020		2019		2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of year	2,847,600	$4.74	2,438,410	$4.36	3,044,990	$4.59
Expired	(226,106)	2.68	(91,000)	6.31	-	-
Forfeited	(589,793)	2.7	(14,690)	4.44	(718,120)	5.73
Exercised (*)	(31,954)	2.11	(662,251)	0.21	(31,460)	-
Granted	570,362	$1.98	1,177,131	$3.12	143,000	$5.35
Outstanding at end of year	2,570,109	$4.85	2,847,600	$4.74	2,438,410	$4.36
Exercisable at end of year	1,791,687	$5.49	1,525,618	$5.62	1,837,160	$1.67

(*) The total intrinsic value of options exercised during the year ended December 31, 2020 was approximately $22,048.

Schedule of Information about Exercise Price and Remaining Contractual Life of Outstanding Options
The following is information about the exercise price and remaining contractual life of outstanding options at year-end:

December 31, 2020			December 31, 2019
Number of options outstanding at end of year	Exercise price	Weighted average of remaining contractual life	Number of options outstanding at end of year	Exercise price	Weighted average of remaining contractual life

4,680	*	1.78	4,680	*	2.79
79,760	$1.06	4.85	-	-	-
-	-	-	11,050	$1.85	1.22
-	-	-	65,000	$2.11	0.05
431,800	$2.14	9.26	-	-	-
64,023	$2.53	8.89	64,023	$2.53	9.89
-	-	-	696,587	$2.75	9.60
65,693	$3.10	3.89	65,693	$3.10	4.89
198,120	$3.69	1.36	203,970	$3.69	2.36
332,953	$3.97	7.91	340,828	$3.97	9.05
1,245,790	$6.31	5.07	1,248,479	$6.31	5.85
147,290	$7.54	2.26	147,290	$7.54	3.26

*	Par value